The Amended TARP (Details) (USD $) In Millions, except Share data, unless otherwise specified			12 Months Ended
	Dec. 31, 2008	Aug. 12, 2010 Series C-1 Preferred [Member]	Dec. 31, 2008 Series C Preferred Stock [Member]	Dec. 31, 2012 Warrant [Member]	Aug. 12, 2010 Warrant [Member]	Dec. 31, 2008 Warrant [Member]
The Amended TARP (Textual) [Abstract]
Number of Shares Issued			80,347
Purchase shares of Common Stock	53,035			53,035	53,035
Preferred stock, no par value
Liquidation Preference			$ 1,000
Exercise price of warrant					10.00	227.25
Shares of Common Stock		2,089,022
Adjustment of Warrants to common shares				757,643
Adjusted exercise price per share				$ 0.70
Discounted conversion value of series C-1 Preferred					$ 6,500
Conversion price					$ 10.00
Warrant term					10 years
Amended Tarp (Additional Textual) [Abstract]
Aggregate purchase price	$ 80.3